Variable Interest Entities (VIEs) (Details) (USD $)					12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 SFL West Polaris Limited [Member]	Dec. 31, 2011 SFL Deepwater Ltd [Member]	Dec. 31, 2012 West Polaris [Member]	Dec. 31, 2011 West Polaris [Member]		Dec. 31, 2013 West Taurus [Member]	Dec. 31, 2012 West Taurus [Member]	Dec. 31, 2011 West Taurus [Member]		Dec. 31, 2011 West Hercules [Member]
Variable Interest Entities (VIEs) [Abstract]
Number of semi-submersible rigs under sale-leaseback arrangements	2
Term of lease contracts	15 years
Sale Leaseback Transaction [Line Items]
Effective from								July 2008				Nov 2008		Oct 2008
Sale value								$ 850,000,000				$ 850,000,000		$ 850,000,000
First repurchase option								548,000,000				418,000,000		580,000,000
Month of first repurchase option								September 2012				February 2015		August 2011
Last repurchase option								178,000,000	[1]			149,000,000	[1]	135,000,000	[1]
Month of last repurchase option								June 2023	[1]			Nov 2023	[1]	Aug 2023	[1]
Put option exercisable at end of lease terms								75,000,000
Repurchase obligation												149,000,000		135,000,000
Base LIBOR Interest Rate (in hundredths)								2.85%				4.25%		4.25%
Bareboat charter rates per day, five year schedule [Abstract]
2012								323,500	[2]			311,900	[2]	250,000
2013								223,300				316,200	[2]	250,000
2014								176,500				320,700		238,500
2015								175,400				165,000		180,000
2016								170,000				158,800		172,500
Fixed interest rate for the period (in hundredths)							3.89%			2.17%	2.17%
Number of units for which interest rate is fixed for a period	2
Variable Interest Entity [Line Items]
Name of unit					West Polaris	West Taurus/ West Hercules
Assets and liabilities in the statutory accounts of the VIE [Abstract]
Investment in finance lease					611,000,000	1,240,000,000
Other assets					12,000,000	23,000,000
Total assets					623,000,000	1,263,000,000
Long term debt					398,000,000	822,000,000
Other liabilities					174,000,000	326,000,000
Total liabilities					572,000,000	1,148,000,000
Equity					51,000,000	115,000,000
Book value of units in the Company's consolidated accounts	$ 11,223,000,000	[3]	$ 10,795,000,000	[3]	$ 614,000,000	$ 1,021,000,000

[1]	For the unit West Polaris, Ship Finance has a put option exercisable at the end of the lease terms by which the vessel may be sold to Seadrill for a fixed price of $75 million. For West Taurus and West Hercules repurchase obligations at the end of the lease terms have been agreed, at $149 million and $135 million, respectively.
[2]	For a period the interest rates for West Polaris and West Taurus have been fixed at 3.89% and 2.17%, respectively, and the bareboat charter rate for these two units is fixed regardless of movements in LIBOR interest rates. These fixed charter rates are reflected in the above table.
[3]	The fixed assets referred to in the table are the Company's operating drilling units. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.